[Letterhead of Sutherland Asbill & Brennan LLP]

MARY JANE WILSON-BILIK

DIRECT LINE: 202.383.0660

Internet: mjwilsonbilik@sablaw.com

May 5, 2006

VIA EDGARLINK

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Kemper Investors Life Insurance Company
KILICO Variable Annuity Separate Account
Post-Effective Amendment No. 17 to Form N-4 (File No. 333-22375)

Commissioners:

On behalf of Kemper Investors Life Insurance Company (the “Company”) and KILICO Variable Annuity Separate Account (the “Separate Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Statement of Additional Information for the variable annuity contracts offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-4 for the Separate Account. That Amendment was filed electronically with the Commission on May 1, 2006.

If you have any questions or comments regarding this filing, please call the undersigned at 202-383-0660.

Sincerely,

/s/ Mary Jane Wilson-Bilik
Mary Jane Wilson-Bilik

cc:	James P. Brennan, Sr., Esq., Chief Compliance Officer
Kemper Investors Life Insurance Company